POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plan
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	$ 495
Service cost	30	$ 11
Interest cost (income)	20	6
Return on plan assets (excluding interest income)	(241)	113
Actuarial gain due to financial assumption changes	337	(39)
Actuarial gain due to demographic assumption changes	(14)	(4)
Actuarial experience adjustments	25	2
Administrative expenses paid from plan assets	9	7
Net defined benefit liability (asset) - ending balance	733	495
Defined benefit pension plan | Defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	2,037	164
Through business combinations	514	1,923
Service cost	30	10
Interest cost (income)	88	35
Participant contributions	3	1
Foreign currency exchange differences	20	(12)
Actuarial gain due to financial assumption changes	337	(39)
Actuarial gain due to demographic assumption changes	(14)	(3)
Actuarial experience adjustments	25	2
Insurance premiums for risk benefits	0	(2)
Benefits paid from plan assets	(91)	(36)
Benefits paid from employer	(22)	(6)
Net defined benefit liability (asset) - ending balance	2,927	2,037
Defined benefit pension plan | Fair value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	(1,542)	(126)
Through business combinations	(398)	(1,438)
Interest cost (income)	(68)	(29)
Return on plan assets (excluding interest income)	(241)	112
Employer contributions	(51)	(118)
Participant contributions	(3)	(2)
Foreign currency exchange differences	(9)	10
Insurance premiums for risk benefits	0	1
Employer direct settlements	(1)	(1)
Benefits paid from plan assets	91	41
Benefits paid from employer	19	1
Administrative expenses paid from plan assets	9	7
Net defined benefit liability (asset) - ending balance	(2,194)	(1,542)
Post-retirement plan
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	68
Service cost	1	0
Interest cost (income)	3	2
Return on plan assets (excluding interest income)	0	0
Actuarial gain due to financial assumption changes	15	(2)
Actuarial gain due to demographic assumption changes	1	0
Actuarial experience adjustments	(1)	0
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - ending balance	102	68
Post-retirement plan | Defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	68	28
Through business combinations	25	45
Service cost	1	1
Interest cost (income)	3	2
Participant contributions	3	1
Foreign currency exchange differences	0	(2)
Actuarial gain due to financial assumption changes	15	(2)
Actuarial gain due to demographic assumption changes	1	0
Actuarial experience adjustments	(1)	0
Insurance premiums for risk benefits	0	0
Benefits paid from plan assets	(2)	(1)
Benefits paid from employer	(7)	(4)
Net defined benefit liability (asset) - ending balance	106	68
Post-retirement plan | Fair value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	0	0
Through business combinations	(4)	0
Interest cost (income)	0	0
Return on plan assets (excluding interest income)	0	0
Employer contributions	(4)	(1)
Participant contributions	(3)	(1)
Foreign currency exchange differences	(2)	0
Insurance premiums for risk benefits	0	0
Employer direct settlements	0	1
Benefits paid from plan assets	2	2
Benefits paid from employer	7	(1)
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - ending balance	$ (4)	$ 0